Business Combination (Tables)	3 Months Ended
Apr. 30, 2015
Business Combination [Abstract]
Consolidated results of operations acquisition
April 30, 2014

REVENUES	29,470

Net Loss	(1,033,374)

Net loss per share basic and diluted	$(0.01)

Weighted average of shares outstanding	219,433,333